Segment information	12 Months Ended
Jun. 30, 2020
Segment Information [Abstract]
Segment information
6.	Segment information

IFRS 8 requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the CODM. According to IFRS 8, the CODM represents a function whereby strategic decisions are made and resources are assigned. The CODM function is carried out by the President of the Group, Mr. Eduardo S. Elsztain. In addition, and due to the acquisition of IDBD, two responsibility levels have been established for resource allocation and assessment of results of the two operations centers, through executive committees in Argentina and Israel.

Segment information is reported from two perspectives: geographic presence (Argentina and Israel) and products and services. In each operations center, the Group considers separately the various activities being developed, which represent reporting operating segments given the nature of its products, services, operations and risks. Management believes the operating segment clustering in each operations center reflects similar economic characteristics in each region, as well as similar products and services offered, types of clients and regulatory environments.

As of fiscal year 2018, the CODM reviews certain corporate expenses associated with each operation center in an aggregate manner and separately from each of the segments, such expenses have been disclosed in the "Corporate" segment of each operation center. Additionally, as of fiscal year 2018, the CODM also reviews the office business as a single segment and the entertainment business in an aggregate and separate manner from offices, including that concept in the "Others" segment.

Below is the segment information which was prepared as follows:

●	Operations Center in Argentina: Within this operations center, the Group operates in the following segments:

o	The "Shopping Malls" segment includes results principally comprised of lease and service revenues related to rental of commercial space and other spaces in the shopping malls of the Group.
o	The "Offices" segment includes the operating results from lease revenues of offices, other rental spaces and other service revenues related to the office activities.
o	The "Sales and Developments" segment includes the operating results of the development, maintenance and sales of undeveloped parcels of land and/or trading properties. Real estate sales results are also included.
o	The "Hotels" segment includes the operating results mainly comprised of room, catering and restaurant revenues.
o	The "International" segment includes assets and operating profit or loss from business related to associates Condor (hotels) and New Lipstick (offices).
o	The "Others" segment primarily includes the entertainment activities through ALG Golf Center S.A., La Rural S.A. and TGLT, and the financial activities carried out by BHSA.
o	The "Corporate" segment includes the expenses related to the corporate activities of the Operations Center in Argentina.

As of the 2018 fiscal year, the CODM reviews the office business as a single segment and the entertainment business in an aggregate manner and separately from offices, and has been exposed in the "Others" segment.

The CODM periodically reviews the results and certain asset categories and assesses performance of operating segments of this operations center based on a measure of profit or loss of the segment composed by the operating income plus the share of profit / (loss) of joint ventures and associates. The valuation criteria used in preparing this information are consistent with IFRS standards used for the preparation of the Consolidated Financial Statements, except for the following:

●	Operating results from joint ventures are evaluated by the CODM applying proportional consolidation method. Under this method the profit/loss generated and assets are reported in the Statement of Income line-by-line based on the percentage held in joint ventures rather than in a single item as required by IFRS.

●

Management believes that the proportional consolidation method provides more useful information to understand the business return. On the other hand, the investment in the joint venture La Rural S.A. is accounted for under the equity method since this method is considered to provide more accurate information in this case.

●	Operating results from Shopping Malls and Offices segments do not include the amounts pertaining to building administration expenses and collective promotion funds ("FPC", as per its Spanish acronym) as well as total recovered costs, whether by way of expenses or other concepts included under financial results (for example default interest and other concepts). The CODM examines the net amount from these items (total surplus or deficit between building administration expenses and FPC and recoverable expenses).

The assets' categories examined by the CODM are: investment properties, property, plant and equipment, trading properties, inventories, right to receive future units under barter agreements, investment in associates and goodwill. The sum of these assets, classified by business segment, is reported under "assets by segment". Assets are allocated to each segment based on the operations and/or their physical location.

Within the Operations Center in Argentina, most revenue from its operating segments is derived from, and their assets are located in, Argentina, except for the share of profit / (loss) of associates included in the "International" segment located in USA.

Revenues for each reporting segments derive from a large and diverse client base and, therefore, there is no revenue concentration in any particular segment.

●	Operations Center in Israel: Within this operations center, the Group operates in the following segments:

o	The "Real Estate" segment in which, through PBC, the Group operates rental properties and residential properties in Israel, USA and other parts of the world and carries out commercial projects in Las Vegas, USA. In this fiscal year, the Company lost control over Gav-Yam. Income was reclassified to discontinued operations and no longer forms part of this segment in this fiscal year. Such effect was reclassified in the comparative information. As of September 2018, Gav-Yam started to be valued as an associate.
o	The "Supermarkets" segment in which, through Shufersal, the Group operated a supermarket chain in Israel. Upon the loss of control in 2018 this segment was reclassified to discontinued operations and presented as an associate since 2019. Due to the loss of control, it was reclassified to discontinued operations and no longer forms part of the segment for fiscal year 2018.
o	The "Telecommunications" segment includes Cellcom whose main activities include the provision of mobile phone services, fixed line phone services, data, Internet and television, among others.
o	The "Insurance" segment includes the investment in Clal, insurance company which main activities includes pension and social security insurance, among others. As stated in Note 14, the Group does not have control over Clal; therefore, the business is reported in a single line as a financial asset held for sale and valued at fair value.
o	The "Others" segment includes other diverse business activities, such as technological developments, tourism, oil and gas assets, electronics, sale of fruit and others.
o	The "Corporate" segment includes the expenses related with the activities of the holding companies.

The CODM periodically reviews the results and certain asset categories and assesses performance of operating segments of this operations center based on a measure of profit or loss of the segment composed by the operating income plus the share of profit / (loss) of associates and joint ventures. The valuation criteria used in preparing this information are consistent with IFRS standards used for the preparation of the Consolidated Financial Statements.

Goods and services exchanged between segments are calculated on the basis of established prices. Intercompany transactions between segments, if any, are eliminated.

Below is a summary of the Group's lines of business and a reconciliation between the results from operations as per segment information and the results from operations as per the Statements of Income for the years ended June 30, 2020, 2019 and 2018:

	June 30, 2020
	Operations Center in Argentina	Operations Center in Israel	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	11,138	81,637	92,775	(60)	3,100	(22)	95,793
Costs	(2,731)	(56,296)	(59,027)	53	(3,230)	-	(62,204)
Gross profit / (loss)	8,407	25,341	33,748	(7)	(130)	(22)	33,589
Net gain / (loss) from fair value adjustment of investment properties	33,994	(2,989)	31,005	(263)	-	-	30,742
General and administrative expenses	(2,152)	(8,764)	(10,916)	14	-	33	(10,869)
Selling expenses	(1,231)	(12,544)	(13,775)	18	-	-	(13,757)
Impairment of associates and joint ventures	-	(2,470)	(2,470)	-	-	-	(2,470)
Other operating results, net	(47)	1,127	1,080	18	17	(11)	1,104
Profit / (loss) from operations	38,971	(299)	38,672	(220)	(113)	-	38,339
Share of profit of associates and joint ventures	7,047	1,299	8,346	171	-	-	8,517
Segment profit / (loss)	46,018	1,000	47,018	(49)	(113)	-	46,856
Reportable assets	158,263	451,267	609,530	(692)	-	18,361	627,199
Reportable liabilities	-	(403,184)	(403,184)	-	-	(101,360)	(504,544)
Net reportable assets	158,263	48,083	206,346	(692)	-	(82,999)	122,655

	June 30, 2019
	Operations Center in Argentina	Operations Center in Israel	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	15,055	73,537	88,592	(93)	3,706	(24)	92,181
Costs	(3,176)	(52,426)	(55,602)	66	(3,855)	-	(59,391)
Gross profit / (loss)	11,879	21,111	32,990	(27)	(149)	(24)	32,790
Net (loss) / gain from fair value adjustment of investment properties	(39,607)	892	(38,715)	838	-	-	(37,877)
General and administrative expenses	(2,674)	(8,031)	(10,705)	18	-	44	(10,643)
Selling expenses	(1,085)	(11,192)	(12,277)	7	-	-	(12,270)
Other operating results, net	(660)	742	82	194	17	(20)	273
(Loss) / profit from operations	(32,147)	3,522	(28,625)	1,030	(132)	-	(27,727)
Share of (loss) of associates and joint ventures	(6,031)	(150)	(6,181)	(1,019)	-	-	(7,200)
Segment (loss) / profit	(38,178)	3,372	(34,806)	11	(132)	-	(34,927)
Reportable assets	111,562	535,565	647,127	(609)	-	31,842	678,360
Reportable liabilities	-	(461,015)	(461,015)	-	-	(94,689)	(555,704)
Net reportable assets	111,562	74,550	186,112	(609)	-	(62,847)	122,656

	June 30, 2018
	Operations Center in Argentina	Operations Center in Israel	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	13,872	60,057	73,929	(109)	4,387	(20)	78,187
Costs	(2,802)	(41,935)	(44,737)	70	(4,445)	-	(49,112)
Gross profit / (loss)	11,070	18,122	29,192	(39)	(58)	(20)	29,075
Net gain from fair value adjustment of investment properties	20,216	-	20,216	(1,056)	-	-	19,160
General and administrative expenses	(2,337)	(7,233)	(9,570)	40	-	33	(9,497)
Selling expenses	(1,125)	(10,639)	(11,764)	15	-	-	(11,749)
Other operating results, net	(54)	2,136	2,082	42	(2)	(13)	2,109
Profit / (loss) from operations	27,770	2,386	30,156	(998)	(60)	-	29,098
Share of (loss) of associates and joint ventures	(4,228)	(422)	(4,650)	928	-	-	(3,722)
Segment profit / (loss)	23,542	1,964	25,506	(70)	(60)	-	25,376
Reportable assets	152,903	563,654	716,557	307	-	25,189	742,053
Reportable liabilities	-	(479,056)	(479,056)	-	-	(103,129)	(582,185)
Net reportable assets	152,903	84,598	237,501	307	-	(77,940)	159,868

(1) Represents the equity value of joint ventures that were proportionately consolidated for information by segment purposes.

(2) Includes deferred income tax assets, income tax and MPIT credits, trade and other receivables, investment in financial assets, cash and cash equivalents and intangible assets except for rights to receive future units under barter agreements, net of investments in associates with negative equity which are included in provisions in the amount of Ps. 17, Ps. 8,659 and Ps. 5,453, as of June 30, 2020, 2019 and 2018, respectively.

Below is a summarized analysis of the lines of business of Group's operations center in Argentina for the fiscal years ended June 30, 2020, 2019 and 2018:

	June 30, 2020
	Operations Center in Argentina
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	5,935	2,358	735	2,021	11	-	78	11,138
Costs	(567)	(138)	(671)	(1,245)	(12)	-	(98)	(2,731)
Gross profit / (loss)	5,368	2,220	64	776	(1)	-	(20)	8,407
Net (loss) / gain from fair value adjustment of investment properties	(2,105)	23,285	12,179	-	-	-	635	33,994
General and administrative expenses	(829)	(221)	(228)	(365)	(110)	(282)	(117)	(2,152)
Selling expenses	(709)	(84)	(197)	(230)	-	-	(11)	(1,231)
Other operating results, net	(38)	(29)	(27)	(20)	-	-	67	(47)
Profit / (loss) from operations	1,687	25,171	11,791	161	(111)	(282)	554	38,971
Share of profit of associates and joint ventures	-	-	-	-	7,377	-	(330)	7,047
Segment profit	1,687	25,171	11,791	161	7,266	(282)	224	46,018

Investment properties and trading properties	49,109	62,793	32,171	-	307	-	1,442	145,822
Investment in associates and joint ventures	-	-	532	-	2,004	-	6,737	9,273
Other operating assets	276	211	753	1,838	-	-	90	3,168
Operating assets	49,385	63,004	33,456	1,838	2,311	-	8,269	158,263

From all the revenues corresponding to the Operations Center in Argentina, Ps. 11,127 are originated in Argentina, and Ps. 11 in the U.S. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets corresponding to the Operations Center in Argentina segments, Ps. 155,377 are located in Argentina and Ps. 2,886 in other countries, principally in USA for Ps. 2, 311 and Uruguay for Ps. 575.

	June 30, 2019
	Operations Center in Argentina
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	8,541	2,238	1,119	2,953	14	-	190	15,055
Costs	(776)	(131)	(526)	(1,586)	(6)	-	(151)	(3,176)
Gross profit	7,765	2,107	593	1,367	8	-	39	11,879
Net (loss) / gain from fair value adjustment of investment properties	(40,581)	616	726	-	6	-	(374)	(39,607)
General and administrative expenses	(945)	(212)	(283)	(492)	(110)	(519)	(113)	(2,674)
Selling expenses	(530)	(99)	(119)	(316)	-	-	(21)	(1,085)
Other operating results, net	(110)	(40)	(286)	114	(24)	-	(314)	(660)
(Loss) / profit from operations	(34,401)	2,372	631	673	(120)	(519)	(783)	(32,147)
Share of profit of associates and joint ventures	-	-	(37)	-	(3,679)	-	(2,315)	(6,031)
Segment (loss) / profit	(34,401)	2,372	594	673	(3,799)	(519)	(3,098)	(38,178)

Investment properties and trading properties	50,365	31,679	27,758	1,901	270	-	1,062	113,035
Investment in associates and joint ventures	10	57	443	-	(7,222)	-	4,985	(1,727)
Other operating assetsInvestment	43	1	184	26	-	-	-	254
Operating assets	50,418	31,737	28,385	1,927	(6,952)	-	6,047	111,562

From all the revenues corresponding to the Operations Center in Argentina, included in the segments Ps. 14,563 are originated in Argentina, Ps. 478 are originated in Uruguay and Ps. 14 are originated in USA. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets corresponding to the

Operations Center in Argentina segments, Ps. 117,932 are located in Argentina and Ps. (6,370) in other countries, principally in USA for Ps. (6,952) and Uruguay for Ps. 582.

	June 30, 2018
	Operations Center in Argentina
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	9,750	1,332	300	2,446	-	-	44	13,872
Costs	(829)	(105)	(149)	(1,670)	-	-	(49)	(2,802)
Gross profit / (loss)	8,921	1,227	151	776	-	-	(5)	11,070
Net gain from fair value adjustment of investment properties	6,266	6,250	7,338	-	-	-	362	20,216
General and administrative expenses	(853)	(218)	(198)	(487)	(118)	(385)	(78)	(2,337)
Selling expenses	(607)	(142)	(58)	(311)	-	-	(7)	(1,125)
Other operating results, net	(105)	(22)	138	(40)	(58)	-	33	(54)
Profit / (loss) from operations	13,622	7,095	7,371	(62)	(176)	(385)	305	27,770
Share of profit of associates and joint ventures	-	-	4	-	(4,425)	-	193	(4,228)
Segment profit / (loss)	13,622	7,095	7,375	(62)	(4,601)	(385)	498	23,542

Investment properties and trading properties	90,196	28,576	25,149	2,008	197	-	1,333	147,459
Investment in associates and joint ventures	10	57	446	-	(3,869)	-	8,524	5,168
Other operating assets	57	3	189	27	-	-	-	276
Operating assets	90,263	28,636	25,784	2,035	(3,672)	-	9,857	152,903

From all the revenues corresponding to the Operations Center in Argentina, the 100% are originated in Argentina. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets corresponding to the Operations Center in Argentina segments, Ps. 155,890 are located in Argentina and Ps. (2,987) in other countries, principally in USA for Ps. (3,672) and Uruguay for Ps. 685 million.

Below is a summarized analysis of the lines of business of Group's Operations Center in Israel for the years ended June 30, 2020, 2019 and 2018:

	June 30, 2020
	Operations Center in Israel
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	12,954	-	64,838	-	-	3,845	81,637
Costs	(6,787)	-	(47,231)	-	-	(2,278)	(56,296)
Gross profit	6,167	-	17,607	-	-	1,567	25,341
Net loss from fair value adjustment of investment properties	(2,989)	-	-	-	-	-	(2,989)
General and administrative expenses	(812)	-	(5,519)	-	(1,071)	(1,362)	(8,764)
Selling expenses	(223)	-	(11,887)	-	-	(434)	(12,544)
Impairment of associates and joint ventures	(2,470)	-	-	-	-	-	(2,470)
Other operating results, net	(296)	-	501	-	(48)	970	1,127
(Loss) / profit from operations	(623)	-	702	-	(1,119)	741	(299)
Share of profit / (loss) of associates and joint ventures	1,495	1,063	(265)	-	-	(994)	1,299
Segment profit / (loss)	872	1,063	437	-	(1,119)	(253)	1,000

Operating assets	152,941	28,090	140,025	3,377	17,911	108,923	451,267
Operating liabilities	(146,331)	-	(106,076)	-	(111,649)	(39,128)	(403,184)
Operating assets (liabilities), net	6,610	28,090	33,949	3,377	(93,738)	69,795	48,083

	June 30, 2019
	Operations Center in Israel
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	14,392	-	57,506	-	-	1,639	73,537
Costs	(9,121)	-	(42,424)	-	-	(881)	(52,426)
Gross profit	5,271	-	15,082	-	-	758	21,111
Net gain from fair value adjustment of investment properties	892	-	-	-	-	-	892
General and administrative expenses	(707)	-	(4,779)	-	(1,058)	(1,487)	(8,031)
Selling expenses	(197)	-	(10,562)	-	-	(433)	(11,192)
Other operating results, net	-	-	397	-	-	345	742
Profit / (loss) from operations	5,259	-	138	-	(1,058)	(817)	3,522
Share of profit / (loss) of associates and joint ventures	37	717	-	-	-	(904)	(150)
Segment profit / (loss)	5,296	717	138	-	(1,058)	(1,721)	3,372

Operating assets	303,425	23,013	109,380	22,638	41,536	35,573	535,565
Operating liabilities	(235,553)	-	(84,800)	-	(126,585)	(14,077)	(461,015)
Operating assets (liabilities), net	67,872	23,013	24,580	22,638	(85,049)	21,496	74,550

	June 30, 2018
	Operations Center in Israel
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	9,497	-	49,066	-	-	1,494	60,057
Costs	(5,957)	-	(35,189)	-	-	(789)	(41,935)
Gross profit	3,540	-	13,877	-	-	705	18,122
Net gain from fair value adjustment of investment properties	-	-	-	-	-	-	-
General and administrative expenses	(578)	-	(4,594)	-	(854)	(1,207)	(7,233)
Selling expenses	(200)	-	(10,059)	-	-	(380)	(10,639)
Other operating results, net	256	-	772	-	1,141	(33)	2,136
Profit / (loss) from operations	3,018	-	(4)	-	287	(915)	2,386
Share of profit / (loss) of associates and joint ventures	158	-	-	-	-	(580)	(422)
Segment profit / (loss)	3,176	-	(4)	-	287	(1,495)	1,964

Operating assets	298,031	29,579	110,723	27,247	47,432	50,642	563,654
Operating liabilities	(231,693)	-	(86,280)	-	(155,567)	(5,516)	(479,056)
Operating assets (liabilities), net	66,338	29,579	24,443	27,247	(108,135)	45,126	84,598

No external client represents 10% or more of the revenue of any of the reportable segments. From all assets corresponding to the Operations Center in Israel segments, Ps. 82,707 are located in USA

(Ps. 74,170 in 2019 and Ps. 77,664 in 2018), Ps. 0 (Ps. 1,979 in 2019 and Ps. 2,333 in 2018) in India and the remaining are located in Israel.